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                                                                    THE HARTFORD

August 14, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-4644
Attention: Division of Investment Management

RE: Hartford Life Insurance Company
    Separate Account Seven ("Registrant")
    File No. 333-148564
    Post-Effective Amendment No. 8

Ladies and Gentlemen:

Pursuant to the provisions of the Investment Company Act of 1940 and the Securities Act of 1933, we are electronically filing via EDGAR a copy of the above-referenced Registration Statement on Form N-4. In accordance with previous discussions, we request acceleration of the subject Registration Statement to August 14, 2009 notwithstanding anything to the contrary provided in our prior 485BXT filed with the Commission on July 30, 2009.

If you have any questions concerning this filing, please call me at
(860) 843-1941.

Very truly yours,

/s/ Richard J. Wirth
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Richard J. Wirth
Assistant General Counsel

Enclosure